Revenue and segment reporting - Segment assets and liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Jan. 01, 2024	Dec. 31, 2023
Segment reporting
Total assets	$ 256,379	$ 129,834	$ 36,851	$ 36,851
Total additions to non-current assets	42,990	800
Total liabilities	146,067	100,049	$ 41,399	41,399
Discontinued operations
Segment reporting
Total assets	17
Total liabilities	1,277
Digital Assets Services and Solution
Segment reporting
Total additions to non-current assets	420	800
Online Advertising and SaaS Solutions
Segment reporting
Total additions to non-current assets	42,570
Intersegment eliminations
Segment reporting
Total assets	(6,087)
Total liabilities	(6,085)
Unallocated items
Segment reporting
Total assets	19,608
Total liabilities	500
Operating segment
Segment reporting
Total assets	242,841	129,834		36,851
Total liabilities	150,375	100,049		41,399
Operating segment | Digital Assets Services and Solution
Segment reporting
Total assets	167,574	129,834		36,851
Total liabilities	132,379	$ 100,049		$ 41,399
Operating segment | Online Advertising and SaaS Solutions
Segment reporting
Total assets	75,267
Total liabilities	$ 17,996